Goodwill and Intangible Assets (Tables) - Cypress Holdings Inc And Subsidiaries [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill [Line Items]
Schedule of Changes in the Carrying Amount of Goodwill
Changes in the carrying amount of goodwill were as follows (in thousands):

Reconciliation of Goodwill carrying amount	Cost	Accumulated Impairment Loss	Net Carrying Value
Balance as of December 31, 2020	$1,492,681	$(25,797)	$1,466,884
Balance as of December 31, 2019	1,492,681	(25,797)	1,466,884

Summary of Intangible Assets Balance
The intangible assets balance as of June 30, 2021, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer relationships	16–18	13.8	$1,299,750	$(301,699)	$998,051
Acquired technologies	3–7	2.8	183,160	(109,158)	74,002
Favorable lease terms	6	1.8	280	(195)	85

Subtotal			1,483,190	(411,052)	1,072,138
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,660	$(411,052)	$1,262,608

The intangible assets balance as of December 31, 2020, is reflected below (in thousands):

	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
Customer relationships	16–18	14.3	$1,299,750	$(265,567)	$1,034,183
Acquired technologies	3–7	3.3	183,154	(95,998)	87,156
Favorable lease terms	6	2.3	280	(172)	108

Subtotal			1,483,184	(361,737)	1,121,447
Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,654	$(361,737)	$1,311,917

The intangible assets balance as of December 31, 2020, is reflected below (in thousands):

	2020
	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets:
Customer relationships	16–18	14.3	$1,299,750	$(265,567)	$1,034,183
Acquired technologies	3–7	3.3	183,154	(95,998)	87,156
Favorable lease terms	6	2.3	280	(172)	108

Subtotal			1,483,184	(361,737)	1,121,447

Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,654	$(361,737)	$1,311,917

The intangible assets balance as of December 31, 2019, is reflected below (in thousands):

	2019
	Estimated Useful Life (Years)	Weighted- Average Remaining Useful Life (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Intangible assets:
Customer relationships	16–18	15.3	$1,299,750	$(193,304)	$1,106,446
Acquired technologies	3–7	4.3	183,141	(69,695)	113,446
Favorable lease terms	6	3.3	280	(125)	155

Subtotal			1,483,171	(263,124)	1,220,047

Trademarks—indefinite life			190,470	—	190,470

Total intangible assets			$1,673,641	$(263,124)	$1,410,517

Schedule of Future Amortization Expense for Intangible Assets
Future amortization expense for the remainder of the year ended December 31, 2021 and the following four years ended December 31 and thereafter for intangible assets as of June 30, 2021, is as follows (in thousands):

Years Ending December 31:
2021	$49,318
2022	98,627
2023	98,333
2024	80,731
2025	72,263
Thereafter	672,866

Total	$1,072,138

Future amortization expense for each of the next five years and thereafter for intangible assets as of December 31, 2020, is as follows (in thousands):

Years Ending December 31

2021	$98,627
2022	98,627
2023	98,333
2024	80,731
2025	72,263
Thereafter	672,866

Total	$1,121,447